Exchange rates (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Foreign exchange rates [abstract]
Closing rate applied at period end	1.33	1.34	1.32
Average rate applied for the period	1.34	1.35	1.34